Consolidated Statement of Changes in Equity - USD ($)	Total	Preference Shares [Member]	Number of Common Shares [Member]	Stated Share Capital [Member]	Contributed Surplus [Member]	Total Capital [Member]	Retained Earnings [Member]	Retained Earnings [Member] Preference Shares [Member]	Retained Earnings [Member] Number of Common Shares [Member]	Unrecognized Gain (Loss) on Financial Instruments [Member]	Foreign Currency Translation Adjustments [Member]	Total Accumulated Other Comprehensive Loss ("AOCL") [Member]	Shareholders' Equity [Member]	Shareholders' Equity [Member] Preference Shares [Member]	Shareholders' Equity [Member] Number of Common Shares [Member]	Non-controlling Interests [Member]
Balance at Dec. 31, 2023	$ 11,064,000,000			$ 1,901,000,000	$ 1,504,000,000	$ 3,405,000,000	$ 8,680,000,000			$ 21,000,000	$ (1,042,000,000)	$ (1,021,000,000)	$ 11,064,000,000
Statement [LineItems]
Net earnings	2,207,000,000						2,210,000,000						2,210,000,000			$ (3,000,000)
Other comprehensive income (loss)	(150,000,000)									23,000,000	(168,000,000)	(145,000,000)	(145,000,000)			(5,000,000)
Total comprehensive income (loss)	2,057,000,000						2,210,000,000			23,000,000	(168,000,000)	(145,000,000)	2,065,000,000			(8,000,000)
Non-controlling interests on acquisition of subsidiaries	388,000,000															388,000,000
Purchase of non-controlling interests	(384,000,000)						(4,000,000)						(4,000,000)			$ (380,000,000)
Transfer of gain on disposal of equity investments to retained earnings							25,000,000			(25,000,000)		(25,000,000)
Dividends declared		$ (5,000,000)	$ (973,000,000)					$ (5,000,000)	$ (973,000,000)					$ (5,000,000)	$ (973,000,000)
Shares issued under DRIP	29,000,000			29,000,000	0	29,000,000							29,000,000
Repurchases of common shares (see note 25)	(249,000,000)			(15,000,000)		(15,000,000)	(234,000,000)						(249,000,000)
Stock compensation plans	79,000,000			152,000,000	(73,000,000)	79,000,000							79,000,000
Balance at Dec. 31, 2024	12,006,000,000			2,067,000,000	1,431,000,000	3,498,000,000	9,699,000,000			19,000,000	(1,210,000,000)	(1,191,000,000)	12,006,000,000
Statement [LineItems]
Net earnings	1,502,000,000						1,502,000,000						1,502,000,000
Other comprehensive income (loss)	357,000,000						63,000,000			25,000,000	269,000,000	294,000,000	357,000,000
Total comprehensive income (loss)	1,859,000,000						1,565,000,000			25,000,000	269,000,000	294,000,000	1,859,000,000
Transfer of gain on disposal of equity investments to retained earnings							6,000,000			(6,000,000)		(6,000,000)
Dividends declared		$ (4,000,000)	$ (1,069,000,000)					$ (4,000,000)	$ (1,069,000,000)					$ (4,000,000)	$ (1,069,000,000)
Shares issued under DRIP	34,000,000			34,000,000	0	34,000,000							34,000,000
Repurchases of common shares (see note 25)	(1,016,000,000)			(44,000,000)		(44,000,000)	(972,000,000)						(1,016,000,000)
Stock compensation plans	104,000,000			132,000,000	(23,000,000)	109,000,000	(5,000,000)						104,000,000
Balance at Dec. 31, 2025	$ 11,914,000,000			$ 2,189,000,000	$ 1,408,000,000	$ 3,597,000,000	$ 9,220,000,000			$ 38,000,000	$ (941,000,000)	$ (903,000,000)	$ 11,914,000,000